Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net income	$ 231.9	$ 150.0
Adjustments for:
Depreciation and amortization	342.2	310.5
Impairment (reversal) of non-financial assets – net	(2.4)	41.8
Share of after-tax profit of equity accounted investees	(53.2)	(48.5)
Deferred income taxes	10.4	(32.4)
Investment tax credits	(5.4)	(27.5)
Share-based payments expense	(10.3)	6.4
Defined benefit pension plans	4.8	13.7
Other non-current liabilities	(15.9)	(65.9)
Derivative financial assets and liabilities – net	(2.5)	11.3
Other	23.3	36.3
Changes in non-cash working capital	(114.5)	22.5
Net cash provided by operating activities	408.4	418.2
Investing activities
Business combinations, net of cash acquired	(6.4)	(1,883.7)
Acquisition of investment in equity accounted investees	0.0	(4.3)
Property, plant and equipment expenditures	(268.8)	(272.2)
Proceeds from disposal of property, plant and equipment	5.7	8.4
Advance payments for property, plant and equipment	(30.1)	0.0
Intangible assets expenditures	(126.4)	(90.6)
Net payments to equity accounted investees	(10.9)	(19.4)
Dividends received from equity accounted investees	40.9	27.1
Other	(4.7)	(2.4)
Net cash used in investing activities	(400.7)	(2,237.1)
Financing activities
Net proceeds from borrowing under revolving credit facilities	44.5	344.6
Proceeds from long-term debt	31.2	429.1
Repayment of long-term debt	(161.0)	(132.1)
Repayment of lease liabilities	(83.4)	(89.5)
Net proceeds from the issuance of common shares	16.3	696.1
Other	(0.2)	7.4
Net cash (used in) provided by financing activities	(152.6)	1,255.6
Effect of foreign currency exchange differences on cash and cash equivalents	16.4	(16.7)
Net decrease in cash and cash equivalents	(128.5)	(580.0)
Cash and cash equivalents, beginning of year	346.1	926.1
Cash and cash equivalents, end of year	$ 217.6	$ 346.1